Income Taxes (Details) - Schedule of Effective Tax Rate and the Statutory Income Tax Rate (Parentheticals)	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Schedule of Effective Tax Rate and the Statutory Income Tax Rate [Abstract]
Income tax expense computed at an applicable tax rate	25.00%	25.00%